Cover	Nov. 03, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2026
Entity File Number	1-35156
Entity Registrant Name	NEOSTELLAR CAPITAL CORP.
Entity Central Index Key	0001509470
Entity Tax Identification Number	27-4443543
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	640 Fifth Avenue
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	931-6331
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.01 per share
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NSLR
Security Exchange Name	NASDAQ
6.00% Notes due 2026
Title of 12(b) Security	6.00% Notes due 2026
Trading Symbol	NSLRL
Security Exchange Name	NASDAQ